Acquisition of Judith Ripka Trademarks (Details) - Judith Ripka Trademarks [Member]	12 Months Ended
Dec. 31, 2014 USD ($)
Assets Acquisition [Line Items]
Cash paid	$ 11,975,000
Ripka Seller Notes (at fair value, see Note 7)	4,165,000
Fair value of Common Stock issued (571,429 shares)	2,286,000
Ripka Earn-Out obligation (at fair value, see Note 7)	3,784,000
Direct transaction expenses	390,000
Total consideration	24,790,000
Total acquisition price	24,790,000
Installment One [Member]
Assets Acquisition [Line Items]
Asset Acquisition Installment Payment	1,000,000
Installment Two [Member]
Assets Acquisition [Line Items]
Asset Acquisition Installment Payment	1,190,000
Copyrights and other intellectual property [Member]
Assets Acquisition [Line Items]
Total acquisition price	190,000
Trademarks [Member]
Assets Acquisition [Line Items]
Total acquisition price	$ 24,600,000